Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Components of income tax expense	Income tax (expense) recovery:

For the years ended December 31	2022	2021
Current tax (expense) recovery:
Current period before undernoted items	$(127,254)	$(115,629)
Adjustments to prior years	(324)	(138)
	(127,578)	(115,767)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	9,589	4,360
Adjustments to prior years	(400)	(235)
Changes in tax rates	(23)	3,630
Impact of foreign exchange and other	(1,447)	(2,415)
	7,719	5,340
Total income tax (expense) recovery	$(119,859)	$(110,427)

Reconciliation of accounting profit multiplied by applicable tax rates	Income tax expense differs from the amounts that would be obtained by applying the Canadian statutory income tax rate to net income before income taxes as follows:

For the years ended December 31	2022	2021
Income (loss) before income taxes	$582,147	$666,338
Deduct earnings of associate	(76,938)	(97,743)
	505,209	568,595
Canadian statutory tax rate	24.5%	24.5%
Income tax recovery (expense) calculated at Canadian statutory tax rate	(123,776)	(139,306)
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	1,346	(24,313)
Utilization of unrecognized loss carryforwards and temporary differences	7,077	7,008
Impact of tax rate changes and tax settlements	(23)	43,515
Impact of foreign exchange	3,783	(3,198)
Other business taxes	(11,065)	(3,691)
Impact of items (expenses) not taxable (deductible) for tax purposes	3,624	8,377
Adjustments to prior years	(724)	(373)
Other	(101)	1,554
Total income tax (expense) recovery	$(119,859)	$(110,427)

Effect of temporary difference, unused tax losses and unused tax credits and analysis of change in deferred income tax liabilities	The tax effect of temporary differences that give rise to deferred income tax liabilities and deferred income tax assets is as follows:

As at		Dec 31, 2022			Dec 31, 2021
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Property, plant and equipment (owned)	$(403,505)	$(230,756)	$(172,749)	$(427,001)	$(253,108)	$(173,893)
Right-of-use assets	(33,477)	(26,486)	(6,991)	(35,571)	(28,047)	(7,524)
Repatriation taxes	(106,989)	—	(106,989)	(106,339)	—	(106,339)
Other	(78,305)	(60,850)	(17,455)	(13,467)	(270)	(13,197)
	(622,276)	(318,092)	(304,184)	(582,378)	(281,425)	(300,953)
Non-capital loss carryforwards	353,986	322,608	31,378	370,642	329,405	41,237
Lease obligations	46,438	35,957	10,481	48,481	37,153	11,328
Share-based compensation	17,068	2,096	14,972	14,063	1,832	12,231
Other	24,141	3,784	20,357	34,656	11,204	23,452
	441,633	364,445	77,188	467,842	379,594	88,248
Net deferred income tax assets (liabilities)	$(180,643)	$46,353	$(226,996)	$(114,536)	$98,169	$(212,705)
As at December 31, 2022, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in the United States. These loss carryforwards expire as follows:

	Dec 31 2022
	Gross amount	Tax effect
Expire
Losses generated in 2015 (expires 2035)	$280,549	$64,526
Losses generated in 2016 (expires 2036)	432,581	99,494
Losses generated in 2017 (expires 2037)	234,941	54,036
	948,071	218,056
No expiry
Losses generated in 2019	255,244	58,706
Losses generated in 2020	111,894	25,736
Total non-capital loss carryforwards	$1,315,209	$302,498
Analysis of the change in deferred income tax assets and liabilities:

		2022			2021
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Balance, January 1	$(114,536)	$98,169	$(212,705)	$(75,868)	$137,524	$(213,392)
Deferred income tax recovery included in net income	7,719	22,578	(14,859)	5,340	(592)	5,932
Deferred income tax recovery (expense) included in other comprehensive income	(72,440)	(74,394)	1,954	(42,919)	(38,763)	(4,156)
Other	(1,386)	—	(1,386)	(1,089)	—	(1,089)
Balance, December 31	$(180,643)	$46,353	$(226,996)	$(114,536)	$98,169	$(212,705)